SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Additional information (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Sep. 30, 2024 CNY (¥)	Sep. 30, 2024 USD ($)	Sep. 30, 2023 CNY (¥)	Sep. 30, 2022 CNY (¥)	Sep. 30, 2024 CNY (¥)	Sep. 30, 2024 USD ($)	Sep. 30, 2024	Sep. 30, 2024 $ / ¥
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Net Income	¥ 18,678	$ 2,665	¥ 62,669	¥ 2,325
Accumulated deficit			(601,566)		¥ (580,854)	$ (82,892)
Working capital deficit			171,679		¥ 84,535
Foreign currency exchange rate translation							7.0074	7.0074
Allowance for doubtful account	¥ 9,998	$ 1,427	¥ 0	¥ 0
Land use right agreements term (in years)	50 years	50 years